Income Taxes - Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate									$ 2,701	$ 4,290	$ 3,361
Increase (decrease) in income taxes resulting from:
State income tax, net of federal income tax effect									252	433	387
Bank owned life insurance income									(528)	(710)	(353)
Other, net									117	51	24
Total Income Tax Expense	$ 376	$ 549	$ 772	$ 845	$ 1,520	$ 948	$ 744	$ 852	$ 2,542	$ 4,064	$ 3,419
Effective income tax rate									32.00%	32.20%	34.60%